Quarterly Holdings Report
for

Fidelity® Government Income Fund

November 30, 2019

GOV-QTLY-0120
1.809070.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 54.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.6%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,620
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$3,143
5.375% 4/1/56	2,737	4,344
		16,107
U.S. Treasury Obligations - 51.6%
U.S. Treasury Bonds:
2.375% 11/15/49	8,121	8,429
2.5% 2/15/45 (a)(b)(c)	141,861	149,899
2.875% 5/15/49	4,458	5,105
3% 2/15/49	100,124	117,219
4.75% 2/15/37(a)(b)	55,003	77,432
U.S. Treasury Notes:
1.5% 9/30/21	26,000	25,934
1.5% 10/31/21 (d)	63,400	63,249
1.5% 9/30/24	21,131	21,001
1.5% 10/31/24 (d)	49,500	49,191
1.625% 8/31/22	13,767	13,774
1.625% 9/30/26	29,000	28,809
1.625% 11/30/26	4,845	4,813
1.625% 8/15/29	16,343	16,100
1.75% 10/31/20	1,915	1,916
1.75% 7/31/21	19,823	19,849
1.75% 7/31/24	1,720	1,729
1.875% 7/31/22	37,445	37,706
2% 8/15/25	9,743	9,909
2.125% 12/31/22	32,217	32,722
2.125% 3/31/24	88,361	90,177
2.125% 7/31/24	59,641	60,950
2.125% 5/15/25	14,889	15,237
2.25% 7/31/21	5,589	5,642
2.25% 4/30/24	2,843	2,918
2.25% 12/31/24	11,135	11,458
2.25% 3/31/26	928	958
2.375% 4/15/21	49,955	50,412
2.5% 12/31/20	46,107	46,496
2.5% 1/31/21	60,329	60,878
2.5% 2/28/21	47,678	48,141
2.5% 1/15/22	52,113	53,057
2.5% 2/28/26	68,418	71,612
2.625% 6/30/23	5,027	5,203
2.625% 12/31/23	62,484	64,940
2.625% 2/15/29	69,672	74,683
2.875% 11/30/25	28,907	30,839
3.125% 11/15/28	14,449	16,066
		1,394,453
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.1199% 12/7/20 (NCUA Guaranteed) (e)(f)	1,451	1,450
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	58,911	60,141
		61,591
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,405,551)		1,472,151

U.S. Government Agency - Mortgage Securities - 9.7%
Fannie Mae - 1.8%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (e)(f)	41	42
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (e)(f)	81	84
12 month U.S. LIBOR + 1.550% 4.666% 2/1/44 (e)(f)	72	74
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (e)(f)	33	35
12 month U.S. LIBOR + 1.553% 4.428% 5/1/44 (e)(f)	163	168
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (e)(f)	83	86
12 month U.S. LIBOR + 1.570% 4.315% 2/1/44 (e)(f)	83	86
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (e)(f)	44	45
12 month U.S. LIBOR + 1.570% 4.602% 4/1/44 (e)(f)	422	434
12 month U.S. LIBOR + 1.580% 4.572% 1/1/44 (e)(f)	120	123
12 month U.S. LIBOR + 1.580% 4.705% 4/1/44 (e)(f)	100	103
12 month U.S. LIBOR + 1.650% 4.442% 11/1/36 (e)(f)	24	25
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (e)(f)	76	78
12 month U.S. LIBOR + 1.730% 4.695% 7/1/35 (e)(f)	54	57
12 month U.S. LIBOR + 1.750% 4.631% 3/1/40 (e)(f)	370	384
12 month U.S. LIBOR + 1.800% 4.5% 7/1/41 (e)(f)	90	94
12 month U.S. LIBOR + 1.800% 4.784% 1/1/42 (e)(f)	183	189
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (e)(f)	51	53
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (e)(f)	31	33
12 month U.S. LIBOR + 1.818% 4.931% 2/1/42 (e)(f)	219	226
12 month U.S. LIBOR + 1.830% 3.879% 10/1/41 (e)(f)	27	28
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (e)(f)	29	30
6 month U.S. LIBOR + 1.470% 3.553% 10/1/33 (e)(f)	28	29
6 month U.S. LIBOR + 1.510% 4.037% 2/1/33 (e)(f)	31	32
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (e)(f)	46	47
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (e)(f)	39	40
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (e)(f)	19	20
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (e)(f)	23	24
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (e)(f)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.266% 10/1/33 (e)(f)	46	48
3% 1/1/28 to 6/1/34	10,890	11,232
3.5% 7/1/32	6,415	6,681
4% 5/1/29	3,863	4,028
4.5% 11/1/25	1,461	1,517
5.5% 12/1/39 to 5/1/44	16,245	18,132
6% to 6% 1/1/34 to 6/1/36	2,550	2,914
6.5% 3/1/22 to 5/1/27	111	121
		47,358
Freddie Mac - 1.1%
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (e)(f)	470	487
12 month U.S. LIBOR + 1.870% 4.801% 4/1/41 (e)(f)	30	31
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (e)(f)	582	602
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (e)(f)	40	42
12 month U.S. LIBOR + 1.880% 4.434% 10/1/42 (e)(f)	243	253
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (e)(f)	39	40
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (e)(f)	76	79
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (e)(f)	62	65
12 month U.S. LIBOR + 1.910% 4.811% 5/1/41(e)(f)	71	73
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (e)(f)	164	172
12 month U.S. LIBOR + 2.060% 4.728% 3/1/33 (e)(f)	4	4
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (e)(f)	117	121
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (e)(f)	43	45
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (e)(f)	35	36
U.S. TREASURY 1 YEAR INDEX + 2.310% 4.91% 2/1/36 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.956% 7/1/35 (e)(f)	357	377
3% 4/1/33 to 11/1/33	23,344	24,098
3.5% 7/1/32	2,301	2,398
5.5% 7/1/29	9	10
6% 1/1/24	308	323
9.5% 8/1/21	0	0
		29,259
Ginnie Mae - 6.8%
6% 6/15/36	2,137	2,428
3% 12/1/49 (g)	24,300	24,974
3% 12/1/49 (g)	24,300	24,974
3.5% 12/1/49 (g)	4,000	4,134
3.5% 12/1/49 (g)	2,300	2,377
3.5% 12/1/49 (g)	29,900	30,902
4% 3/20/47 to 5/20/47	17,317	18,156
4.469% 2/20/62 (e)(h)	290	293
4.5% 6/20/48	71,429	75,144
4.643% 2/20/62 (e)(h)	28	28
5.017% 1/20/62 (e)(h)	323	326
5.47% 8/20/59 (e)(h)	5	5
		183,741
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $258,264)		260,358

Collateralized Mortgage Obligations - 12.6%
Private Sponsor - 12.3%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.688% 8/25/31 (e)(f)	41	41
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.3625% 11/18/31 (e)(f)	41	41
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.708% 4/25/32 (e)(f)	18	18
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.708% 11/25/32 (e)(f)	36	37
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.638% 6/25/36 (e)(f)	2,753	2,787
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	136	137
Series 2005-64 Class PX, 5.5% 6/25/35	555	589
Series 2005-68 Class CZ, 5.5% 8/25/35	2,334	2,625
Series 2006-45 Class OP 6/25/36 (i)	370	332
Series 2010-118 Class PB, 4.5% 10/25/40	3,054	3,305
Series 2012-149:
Class DA, 1.75% 1/25/43	512	506
Class GA, 1.75% 6/25/42	537	529
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	283	293
Series 2004-91 Class Z, 5% 12/25/34	2,517	2,758
Series 2005-117 Class JN, 4.5% 1/25/36	153	164
Series 2005-14 Class ZB, 5% 3/25/35	805	882
Series 2006-72 Class CY, 6% 8/25/26	1,371	1,459
Series 2009-59 Class HB, 5% 8/25/39	1,103	1,209
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	1,333	96
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.628% 3/25/36 (e)(f)	1,747	1,780
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	105	1
Series 2012-27 Class EZ, 4.25% 3/25/42	5,066	5,600
Series 2016-26 Class CG, 3% 5/25/46	11,105	11,367
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.3654% 2/15/32 (e)(f)	25	25
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.6654% 10/15/33 (e)(f)	1,324	1,343
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.6654% 2/15/33 (e)(f)	741	752
planned amortization class:
Series 1141 Class G, 9% 9/15/21	7	7
Series 2682 Class LD, 4.5% 10/15/33	334	351
Series 3415 Class PC, 5% 12/15/37	232	252
Series 3857 Class ZP, 5% 5/15/41	2,664	3,210
Series 4135 Class AB, 1.75% 6/15/42	406	401
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	3,923	4,414
Series 2587 Class AD, 4.71% 3/15/33	1,453	1,524
Series 2877 Class ZD, 5% 10/15/34	3,169	3,473
Series 3007 Class EW, 5.5% 7/15/25	2,121	2,233
Series 3745 Class KV, 4.5% 12/15/26	3,985	4,200
Series 3871 Class KB, 5.5% 6/15/41	9,574	11,026
Series 3889 Class DZ, 4% 1/15/41	30,304	32,093
Series 3843 Class PZ, 5% 4/15/41	2,279	2,686
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.2036% 1/20/38 (e)(f)	130	130
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.5836% 8/20/38 (e)(f)	988	1,001
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.6236% 9/20/38 (e)(f)	806	822
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.3625% 11/16/39 (e)(f)	523	526
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.5473% 9/20/61 (e)(f)(h)	5,111	5,116
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 10/20/61 (e)(f)(h)	3,158	3,165
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 11/20/61 (e)(f)(h)	2,902	2,914
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 1/20/62 (e)(f)(h)	1,805	1,812
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 1/20/62 (e)(f)(h)	2,689	2,696
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 3/20/62 (e)(f)(h)	1,677	1,678
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (e)(f)(h)	87	87
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.5973% 8/20/63 (e)(f)(h)	788	789
Class FD, 1 month U.S. LIBOR + 0.600% 2.5973% 8/20/63 (e)(f)(h)	2,031	2,034
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.6473% 12/20/63 (e)(f)(h)	26,023	26,110
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 1/20/64 (e)(f)(h)	8,197	8,212
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.2973% 3/20/65 (e)(f)(h)	109	109
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.2773% 5/20/63 (e)(f)(h)	422	421
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.1973% 4/20/63 (e)(f)(h)	458	456
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.3973% 12/20/62 (e)(f)(h)	454	454
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.9736% 10/20/47 (e)(f)	3,318	3,285
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.0236% 5/20/48 (e)(f)	4,097	4,066
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.0236% 6/20/48 (e)(f)	4,736	4,698
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.1736% 8/20/49 (e)(f)	24,746	24,672
Series2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 2.1736% 9/20/49 (e)(f)	6,845	6,834
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	8,909	9,869
Series 2017-134 Class BA, 2.5% 11/20/46	508	513
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	8,124	8,638
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	875	871
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	13,560	13,680
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	3,698	3,738
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	3,346	3,366
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.4973% 9/20/62 (e)(f)(h)	3,209	3,209
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.6473% 11/20/65 (e)(f)(h)	348	348
Series 2017-139 Class BA, 3% 9/20/47	9,202	9,304
Series 2004-22 Class M1, 5.5% 4/20/34	527	673
Series 2010-169 Class Z, 4.5% 12/20/40	6,011	6,672
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	658	659
Series 2010-H17 Class XP, 5.29% 7/20/60 (e)(h)	179	181
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	469	472
Series 2012-64 Class KI, 3.5% 11/20/36 (j)	402	14
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3685% 4/20/39 (e)(k)	970	998
Class ST, 8.800% - 1 month U.S. LIBOR 6.5018% 8/20/39 (e)(k)	3,421	3,545
Series 2013-H07 Class JA, 1.75% 3/20/63 (h)	7,992	7,967
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	2,377	2,376
Series 2015-H21:
Class HA, 2.5% 6/20/63 (h)	2,733	2,732
Class JA, 2.5% 6/20/65 (h)	760	760
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(h)	5,475	5,456
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.29% 5/20/66 (e)(f)(h)	13,414	13,413
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (e)(f)(h)	12,378	12,343
Series 2090-118 Class XZ, 5% 12/20/39	12,551	14,235
		332,665
U.S. Government Agency - 0.3%
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	2,599	2,687
Series 4341 Class ML, 3.5% 11/15/31	5,101	5,344
		8,031
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $341,235)		340,696

Commercial Mortgage Securities - 0.1%
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28
(Cost $3,359)	3,000	3,348

Foreign Government and Government Agency Obligations - 1.8%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	43
5.5% 4/26/24	4,828	5,588
Jordanian Kingdom 3% 6/30/25	15,338	16,246
Ukraine Government 1.471% 9/29/21	27,711	27,584
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,478)		49,461
	Shares	Value (000s)

Fixed-Income Funds - 21.6%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $552,893)	5,313,909	583,680

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.61% (m)
(Cost $34,799)	34,794,131	34,801
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 4.2%
Investments in repurchase agreements in a joint trading account at 1.69%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) # (n)
(Cost $113,967)	113,983	113,967

Purchased Swaptions - 0.8%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	$928
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	35,000	686
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,500	160
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	39,000	355
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	8,900	70
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	12,400	332
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	31
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	65
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	22,000	129
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	14,500	494
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	140

TOTAL PUT OPTIONS			3,390

Call Options - 0.7%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	811
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	35,000	1,330
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,500	1,219
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	39,000	2,441
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	8,900	608
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	12,400	374
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	798
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	2,124
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	22,000	1,704
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	14,500	332
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	6,154

TOTAL CALL OPTIONS			17,895

TOTAL PURCHASED SWAPTIONS
(Cost $16,568)			21,285
TOTAL INVESTMENT IN SECURITIES - 106.6%
(Cost $2,775,114)			2,879,747
NET OTHER ASSETS (LIABILITIES) - (6.6)%			(178,528)
NET ASSETS - 100%			$2,701,219

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 12/1/49	$(24,300)	$(24,974)
3% 12/1/49	(24,300)	(24,974)
3.5% 12/1/49	(36,200)	(37,413)

TOTAL GINNIE MAE		(87,361)

Uniform Mortgage Backed Securities
3% 12/1/49	(63,400)	(64,297)
3% 12/1/49	(27,000)	(27,382)
3.5% 12/1/49	(20,100)	(20,634)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(112,313)

TOTAL TBA SALE COMMITMENTS
(Proceeds $199,448)		$(199,674)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	11,700	$(435)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(367)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	9,000	(131)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	21,900	(772)

TOTAL PUT SWAPTIONS			(1,705)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	11,700	(242)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(474)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	9,000	(443)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	21,900	(311)

TOTAL CALL SWAPTIONS			(1,470)

TOTAL WRITTEN SWAPTIONS			$(3,175)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	464	March 2020	$60,023	$(230)	$(230)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	866	March 2020	186,697	(103)	(103)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	877	March 2020	104,336	(124)	(124)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	103	March 2020	19,335	105	105
TOTAL FUTURES CONTRACTS					$(352)

The notional amount of futures purchased as a percentage of Net Assets is 13.7%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$139,860	$(325)	$0	$(325)
3-month LIBOR (3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	12,990	114	0	114
3-month LIBOR (3)	Quarterly	1.75%	Semi - annual	LCH	Dec. 2026	10,060	39	0	39
3-month LIBOR (3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	90,120	2,967	0	2,967

TOTAL INTEREST RATE SWAPS							$2,795	$0	$2,795

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,052,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,965,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $105,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$495
Fidelity Mortgage Backed Securities Central Fund	3,711
Total	$4,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$730,709	$3,712	$150,000	$8,398	$(9,139)	$583,680	30.4%
Total	$730,709	$3,712	$150,000	$8,398	$(9,139)	$583,680

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$113,967,000 due 12/02/19 at 1.69%
J.P. Morgan Securities, Inc.	$113,967
$113,967

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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